Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023
Income Tax Disclosure [Abstract]
Canadian statutory rate	25.70%	25.70%	25.90%
Utilization of unrecognized losses and other tax attributes	(27.10%)	(28.60%)	(25.00%)
Non-deductible equity in earnings joint venture	2.40%	6.00%	4.00%
Permanent differences and other	(1.00%)	(3.10%)	(4.90%)
Total	0.00%	0.00%	0.00%